Marketable Securities (Tables) (GEN-PROBE INCORPORATED [Member])	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Company's Marketable Securities

The following is a summary of marketable securities as of June 30, 2012 and December 31, 2011 (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
June 30, 2012
Debt securities	$277,363	$523	$(258)	$277,628
Equity securities	10,518	—	(3,408)	7,110
Mutual funds	6,397	189	—	6,586

Total marketable securities	$294,278	$712	$(3,666)	$291,324

December 31, 2011
Debt securities	$270,745	$1,298	$(191)	$271,852
Equity securities	10,518	—	(1,344)	9,174
Equity securities	6,127	16	(88)	6,055

Total marketable securities	$287,390	$1,314	$(1,623)	$287,081

The following is a summary of marketable securities as of December 31, 2011 and 2010 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2011
Debt securities	$270,745	$1,298	$(191)	$271,852
Equity securities	10,518	—	(1,344)	9,174
Mutual funds	6,127	16	(88)	6,055

	$287,390	$1,314	$(1,623)	$287,081

December 31, 2010
Debt securities	$380,242	$561	$(2,968)	$377,835
Equity securities	50,000	2,130	—	52,130

	$430,242	$2,691	$(2,968)	$429,965

Estimated Fair Values and Gross Unrealized Losses for Company's Investments in Individual Debt Securities

The following table shows the estimated fair values and gross unrealized losses as of June 30, 2012 for the Company’s investments in individual debt securities that have been in a continuous unrealized loss position deemed to be temporary for less than 12 months and for more than 12 months (in thousands):

Less than 12 Months		More than 12 Months
Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
$81,603	$(258)	$—	$—

The following table shows the estimated fair values and gross unrealized losses for the Company’s investments in individual debt securities that have been in a continuous unrealized loss position deemed to be temporary for less than 12 months and for more than 12 months (in thousands):

	Less than 12 Months		More than 12 Months
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
December 31, 2011	$53,063	$(191)	$—	$—

December 31, 2010	$230,043	$(2,967)	$2,604	$(1)

Gross Realized Gains and Losses from Sales of Marketable Securities

The following table shows the gross realized gains and losses from the sale of marketable securities, based on the specific identification method during the six month periods ended June 30, 2012 and 2011 (in thousands):

	Six Months Ended June 30,
	2012	2011
Proceeds from sale of marketable securities	$256,626	$225,178

Gross realized gains	$2,614	$2,112
Gross realized losses	(108)	(356)

Net realized (loss) gain	$2,506	$1,756

The following table shows the gross realized gains and losses from the sales of marketable securities, based on the specific identification method, for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Years Ended December 31,
	2011	2010	2009
Proceeds from sales of marketable securities	$494,616	$432,856	$446,333

Gross realized gains	$5,764	$6,728	$10,985
Gross realized losses	(356)	(4)	(467)

Net realized gain	$5,408	$6,724	$10,518

Amortized Cost and Estimated Fair Value of Available-for-Sale Marketable Securities by Contractual Maturity

The amortized cost and estimated fair value of available-for-sale marketable debt securities as of December 31, 2011, by contractual maturity, are as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Maturities
Within one year	$75,320	$141	$—	$75,461
After one year through five years	150,478	667	(191)	150,954
After five years through ten years	44,947	490	—	45,437

Total marketable debt securities	$270,745	$1,298	$(191)	$271,852